Schedule of Effective Income Tax Rate as A Percentage of Income Before Income Taxes (Details)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Federal statutory income tax rate	(21.00%)
Federal statutory income tax rate	0.00%